Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Certificates of deposit		$ 12,193	$ 14,723	$ 15,680
Commercial paper		25,304	26,591	25,472
Other short-term debt		5,219	6,080	5,515
Short-term debt	[1]	42,716	47,394	46,666
Senior unsecured debt other than TLAC		26,130	23,330	18,483
of which: issued by UBS AG with original maturity greater than one year	[2]	26,109	23,309	18,464
Covered bonds		1,449	2,606	2,796
Subordinated debt		5,232	5,253	7,744
of which: low-trigger loss-absorbing tier 2 capital instruments		4,686	4,709	7,201
of which: non-Basel III-compliant tier 2 capital instruments		547	544	543
Debt issued through the Swiss central mortgage institutions		8,963	8,911	9,660
Other long-term debt		0	2	3
Long-term debt	[3]	41,775	40,101	38,685
Total debt issued measured at amortized cost	[4]	$ 84,491	$ 87,495	$ 85,351
Unsecured portion of senior fixed-rate bonds issued by UBS AG with maturity greater than one year		100.00%	100.00%	100.00%

[1]	Debt with an original contractual maturity of less than one year
[2]	Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 30 June 2021, 100% of the balance was unsecured (31 March 2021: 100%; 31 December 2020: 100%).
[3]	Debt with an original contractual maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features.
[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.